Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	BlackRock Funds II
Central Index Key	0001398078
Amendment Flag	false
Document Creation Date	Aug 6, 2013
Document Effective Date	Aug 6, 2013
Prospectus Date	Apr 30, 2013

BLACKROCK FUNDS II

BlackRock Strategic Income Opportunities Portfolio

(the "Fund")

Supplement dated August 6, 2013
to the Prospectus and Statement of Additional Information, each dated April 30, 2013

Effective September 1, 2013, the following changes are made to the Fund's Prospectus:

Footnote 1 to the Fund's fee table relating to "Maximum Deferred Sales Charge (Load) Imposed on Purchases (as percentage of offering price)" for Investor A Shares in the section of the Prospectus entitled "Fund Overview — Key Facts about BlackRock Strategic Income Opportunities Portfolio — Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

[1]	A contingent deferred sales charge ("CDSC") of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $500,000 or more.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Strategic Income Opportunities Portfolio

(the "Fund")

Supplement dated August 6, 2013
to the Prospectus and Statement of Additional Information, each dated April 30, 2013

Effective September 1, 2013, the following changes are made to the Fund's Prospectus:

Footnote 1 to the Fund's fee table relating to "Maximum Deferred Sales Charge (Load) Imposed on Purchases (as percentage of offering price)" for Investor A Shares in the section of the Prospectus entitled "Fund Overview — Key Facts about BlackRock Strategic Income Opportunities Portfolio — Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

[1]	A contingent deferred sales charge ("CDSC") of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $500,000 or more.

Investor A, C and Institutional | BLACKROCK STRATEGIC INCOME OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Strategic Income Opportunities Portfolio

(the "Fund")

Supplement dated August 6, 2013
to the Prospectus and Statement of Additional Information, each dated April 30, 2013

Effective September 1, 2013, the following changes are made to the Fund's Prospectus:

Footnote 1 to the Fund's fee table relating to "Maximum Deferred Sales Charge (Load) Imposed on Purchases (as percentage of offering price)" for Investor A Shares in the section of the Prospectus entitled "Fund Overview — Key Facts about BlackRock Strategic Income Opportunities Portfolio — Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:

[1]	A contingent deferred sales charge ("CDSC") of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $500,000 or more.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $500,000 or more.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 6, 2013